Average Annual Total Returns		12 Months Ended	20 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	6.47%
S&P Target Risk Moderate Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.78%	7.60%
Anydrus Advantage ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.73%	7.82%
Performance Inception Date			May 13, 2024
Anydrus Advantage ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.27%	7.26%
Anydrus Advantage ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	5.82%

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[2]	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.